The New Germany Fund, Inc.

Schedule of Investments	as of September 30, 2020 (Unaudited)

	Shares	Value ($)
Germany 87.7%
Common Stocks 81.7%
Airlines 1.0%
Deutsche Lufthansa AG (Registered)* †	346,992	2,994,657

Auto Components 4.4%
Hella GmbH & Co. KGaA*	153,227	7,729,575
SAF-Holland SE*	726,357	5,868,394
		13,597,969
Automobiles 1.4%
Knaus Tabbert AG*	57,956	4,247,450

Banks 0.7%
Commerzbank AG	420,874	2,069,316

Biotechnology 1.1%
MorphoSys AG*	25,626	3,255,814

Building Products 1.4%
Steico SE†	72,243	4,201,722

Capital Markets 1.0%
Flatex AG*	63,676	3,184,525

Chemicals 7.2%
Evonik Industries AG	160,455	4,158,105
LANXESS AG	62,028	3,560,331
Symrise AG ''A''	86,402	11,955,168
Wacker Chemie AG	26,238	2,550,557
		22,224,161
Diversified Financial Services 1.1%
Hypoport SE*	5,287	3,310,552

Diversified Telecommunication Services 1.0%
United Internet AG (Registered)	83,731	3,207,638

Electrical Equipment 0.3%
Nordex SE*	76,478	991,840

Food Products 2.2%
KWS Saat SE & Co. KGaA	81,102	6,847,215

Health Care Equipment & Supplies 3.1%
Carl Zeiss Meditec AG	30,352	3,843,801
Siemens Healthineers AG 144A	132,793	5,963,811
		9,807,612
Health Care Technology 0.2%
CompuGroup Medical SE & Co. KgaA	8,077	747,743

Independent Power & Renewable Electricity Producers 2.5%
Encavis AG†	268,652	5,273,457
Uniper SE	81,093	2,620,671
		7,894,128
Insurance 1.5%
Hannover Rueck SE	16,147	2,503,071
Talanx AG	61,603	1,987,926
		4,490,997

	Shares	Value ($)
Interactive Media & Services 5.1%
New Work SE	12,703	3,880,288
Scout24 AG 144A	133,995	11,705,629
		15,585,917
Internet & Direct Marketing Retail 10.9%
HelloFresh SE*	285,982	15,955,596
Zalando SE 144A*	189,403	17,745,307
		33,700,903
IT Services 1.6%
Bechtle AG	22,669	4,595,971
Secunet Security Networks AG	801	260,173
		4,856,144
Life Sciences Tools & Services 1.1%
Evotec SE* †	128,345	3,396,725

Machinery 6.3%
Deutz AG	765,620	4,458,306
JOST Werke AG 144A*	144,298	5,820,612
KION Group AG	42,664	3,661,035
Knorr-Bremse AG	27,482	3,243,164
Pfeiffer Vacuum Technology AG	4,734	982,542
Vossloh AG	27,043	1,071,819
		19,237,478
Media 1.0%
ProSiebenSat.1 Media SE	246,543	3,239,324

Metals & Mining 2.4%
thyssenkrupp AG* †	1,457,455	7,369,259

Pharmaceuticals 0.8%
Dermapharm Holding SE	43,727	2,338,107

Professional Services 0.1%
Amadeus Fire AG*	3,387	421,783

Real Estate Management & Development 8.2%
Instone Real Estate Group AG 144A*	455,612	10,578,162
LEG Immobilien AG	80,765	11,535,074
PATRIZIA AG	76,700	2,091,068
TAG Immobilien AG	29,327	885,169
		25,089,473
Semiconductors & Semiconductor Equipment 0.9%
Hensoldt AG*	212,854	2,895,274

Software 2.5%
TeamViewer AG 144A*	158,758	7,841,044

Specialty Retail 3.0%
Fielmann AG*	114,519	9,198,521

Textiles, Apparel & Luxury Goods 2.3%
Puma SE	78,380	7,064,079

Trading Companies & Distributors 5.0%
Brenntag AG	242,667	15,451,137

Transportation Infrastructure 0.4%
Hamburger Hafen und Logistik AG	63,632	1,116,239
Total Common Stocks (Cost $181,225,303)		251,874,746

Preferred Stocks 6.0%
Health Care Equipment & Supplies 2.7%
Sartorius AG	20,243	8,317,424
	Shares	Value ($)
Machinery 3.3%
Jungheinrich AG	293,963	10,147,998
Total Preferred Stocks (Cost $9,702,199)		18,465,422
Total Germany (Cost $190,927,502)		270,340,168

France 6.3%
Common Stocks
Aerospace & Defense 5.7%
Airbus SE	243,078	17,692,015

Life Sciences Tools & Services 0.6%
Sartorius Stedim Biotech	5,082	1,755,566
Total France (Cost $9,557,194)		19,447,581

Netherlands 2.5%
Common Stocks
Internet & Direct Marketing Retail 0.7%
Shop Apotheke Europe NV 144A* †	12,972	2,272,519

Life Sciences Tools & Services 1.8%
QIAGEN NV*	107,090	5,562,916
Total Netherlands (Cost $5,165,700)		7,835,435

United Kingdom 1.8%
Common Stocks
Semiconductors & Semiconductor Equipment 1.8%
Dialog Semiconductor PLC* (Cost $3,866,890)	126,661	5,525,044

Luxembourg 1.2%
Common Stocks
Real Estate Management & Development 1.2%
Corestate Capital Holding SA† (Cost $5,174,358)	180,507	3,538,997

Securities Lending Collateral 5.9%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 0.04% (Cost $18,321,429) (a) (b)	18,321,429	18,321,429

Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 0.09% (Cost $1,332,182) (b)	1,332,182	1,332,182

	% of Net
	Assets	Value ($)
Total Investment Portfolio (Cost $234,345,255)	105.8	326,340,836
Other Assets and Liabilities, Net	(5.8)	(18,004,186)
Net Assets	100.0	308,336,650

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies,

please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2020	Value ($) at 9/30/2020
Securities Lending Collateral 5.9%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 0.04% (a) (b)
9,548,819	8,772,610	(c) –	–	–	326,111	–	18,321,429	18,321,429
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 0.09% (b)
393,417	62,712,718	61,773,953	–	–	7,895	–	1,332,182	1,332,182
9,942,236	71,485,328	61,773,953	–	–	334,006	–	19,653,611	19,653,611

*	Non-income producing security.
†	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2020 amounted to $17,784,566, which is 5.8% of net assets.
(a)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2020.

144A:	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Securities are listed in the country of domicile. For purposes of the Fund's investment objective policy to invest in German companies, non-Germany domiciled securities may qualify as German companies as defined in the Fund's Statement of Investment Objectives, Policies and Investment Restrictions.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments (d)
Germany	$270,340,168	$—	$—	$270,340,168
France	19,447,581	—	—	19,447,581
Netherlands	7,835,435	—	—	7,835,435
United Kingdom	5,525,044	—	—	5,525,044
Luxembourg	3,538,997	—	—	3,538,997
Short-Term Instruments (d)	19,653,611	—	—	19,653,611
Total	$326,340,836	$—	$—	$326,340,836

(d) See Schedule of Investments for additional detailed categorizations.